Cash Flow Items (Details) - Schedule of adjustment for other non-cash items within operating activities - CAD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Schedule Of Adjustment For Other Non Cash Items Within Operating Activities Abstract
Impairment of investment in associate	$ 873		$ 873
Equity loss of associate	53	$ 47	143	$ 179
Environmental rehabilitation expense	141		99	(43)
Unrealized gain on convertible notes receivable	(49)	(11)	(40)	(93)
Accrued interest income on convertible notes receivable	(20)	(19)	(39)	(39)
Depreciation		21	95	64
Finance costs, net	19	7	53	76
Effects of exchange rate fluctuation on cash and cash equivalents	(1,957)	(158)	(3,331)	161
Total	$ (1,813)	$ (113)	$ (2,147)	$ 305